Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000050721
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Institutional Shares
Trading Symbol	BLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 5.14%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$10,246	$10,210	$10,057
Feb 15	$10,175	$10,114	$10,164
Mar 15	$10,208	$10,161	$10,149
Apr 15	$10,148	$10,124	$10,152
May 15	$10,089	$10,100	$10,175
Jun 15	$9,937	$9,990	$10,038
Jul 15	$9,992	$10,059	$10,150
Aug 15	$9,945	$10,045	$9,956
Sep 15	$9,970	$10,113	$9,929
Oct 15	$10,025	$10,114	$10,181
Nov 15	$9,985	$10,088	$10,172
Dec 15	$9,885	$10,055	$10,101
Jan 16	$9,982	$10,193	$10,047
Feb 16	$10,036	$10,266	$10,093
Mar 16	$10,281	$10,360	$10,364
Apr 16	$10,388	$10,400	$10,403
May 16	$10,380	$10,402	$10,461
Jun 16	$10,625	$10,589	$10,601
Jul 16	$10,778	$10,656	$10,765
Aug 16	$10,803	$10,644	$10,761
Sep 16	$10,773	$10,638	$10,757
Oct 16	$10,736	$10,556	$10,641
Nov 16	$10,722	$10,307	$10,583
Dec 16	$10,838	$10,321	$10,656
Jan 17	$10,887	$10,341	$10,731
Feb 17	$10,969	$10,411	$10,910
Mar 17	$10,975	$10,405	$10,910
Apr 17	$11,038	$10,486	$11,002
May 17	$11,099	$10,567	$11,108
Jun 17	$11,149	$10,556	$11,121
Jul 17	$11,234	$10,601	$11,223
Aug 17	$11,217	$10,696	$11,304
Sep 17	$11,290	$10,645	$11,336
Oct 17	$11,340	$10,652	$11,420
Nov 17	$11,335	$10,638	$11,515
Dec 17	$11,412	$10,687	$11,590
Jan 18	$11,486	$10,564	$11,696
Feb 18	$11,389	$10,464	$11,489
Mar 18	$11,372	$10,531	$11,453
Apr 18	$11,381	$10,452	$11,406
May 18	$11,387	$10,527	$11,546
Jun 18	$11,370	$10,514	$11,557
Jul 18	$11,500	$10,516	$11,688
Aug 18	$11,529	$10,584	$11,855
Sep 18	$11,570	$10,516	$11,822
Oct 18	$11,483	$10,433	$11,514
Nov 18	$11,435	$10,495	$11,632
Dec 18	$11,335	$10,688	$11,467
Jan 19	$11,595	$10,801	$11,828
Feb 19	$11,689	$10,795	$11,937
Mar 19	$11,783	$11,003	$12,167
Apr 19	$11,893	$11,005	$12,317
May 19	$11,880	$11,201	$12,235
Jun 19	$12,035	$11,341	$12,602
Jul 19	$12,093	$11,366	$12,675
Aug 19	$12,152	$11,661	$12,845
Sep 19	$12,199	$11,599	$12,869
Oct 19	$12,253	$11,634	$12,980
Nov 19	$12,325	$11,628	$13,117
Dec 19	$12,440	$11,620	$13,229
Jan 20	$12,500	$11,843	$13,406
Feb 20	$12,375	$12,056	$13,243
Mar 20	$11,492	$11,985	$12,698
Apr 20	$11,959	$12,198	$13,345
May 20	$12,220	$12,255	$13,579
Jun 20	$12,319	$12,332	$13,720
Jul 20	$12,585	$12,517	$14,095
Aug 20	$12,666	$12,416	$14,319
Sep 20	$12,602	$12,409	$14,151
Oct 20	$12,576	$12,353	$13,994
Nov 20	$12,989	$12,475	$14,549
Dec 20	$13,159	$12,492	$14,731
Jan 21	$13,139	$12,402	$14,613
Feb 21	$13,210	$12,223	$14,586
Mar 21	$13,281	$12,071	$14,650
Apr 21	$13,448	$12,166	$14,965
May 21	$13,532	$12,206	$15,031
Jun 21	$13,616	$12,291	$15,210
Jul 21	$13,677	$12,429	$15,438
Aug 21	$13,749	$12,405	$15,558
Sep 21	$13,664	$12,298	$15,247
Oct 21	$13,780	$12,294	$15,564
Nov 21	$13,668	$12,331	$15,564
Dec 21	$13,897	$12,299	$15,745
Jan 22	$13,634	$12,034	$15,263
Feb 22	$13,465	$11,900	$15,007
Mar 22	$13,431	$11,569	$14,882
Apr 22	$13,008	$11,130	$14,098
May 22	$12,946	$11,202	$14,169
Jun 22	$12,461	$11,026	$13,663
Jul 22	$12,959	$11,296	$14,274
Aug 22	$12,718	$10,977	$13,817
Sep 22	$12,104	$10,502	$13,018
Oct 22	$12,274	$10,366	$13,216
Nov 22	$12,747	$10,748	$13,778
Dec 22	$12,608	$10,699	$13,496
Jan 23	$13,157	$11,028	$14,041
Feb 23	$12,873	$10,743	$13,684
Mar 23	$13,128	$11,016	$14,078
Apr 23	$13,279	$11,083	$14,204
May 23	$13,093	$10,962	$14,114
Jun 23	$13,194	$10,923	$14,359
Jul 23	$13,316	$10,915	$14,490
Aug 23	$13,217	$10,846	$14,356
Sep 23	$12,942	$10,570	$13,895
Oct 23	$12,751	$10,403	$13,654
Nov 23	$13,401	$10,874	$14,461
Dec 23	$13,908	$11,291	$15,046
Jan 24	$13,956	$11,260	$15,093
Feb 24	$13,916	$11,101	$15,185
Mar 24	$14,114	$11,203	$15,430
Apr 24	$13,848	$10,920	$14,968
May 24	$14,078	$11,105	$15,368
Jun 24	$14,222	$11,210	$15,635
Jul 24	$14,551	$11,472	$15,948
Aug 24	$14,772	$11,637	$16,225
Sep 24	$14,949	$11,793	$16,481
Oct 24	$14,658	$11,500	$16,150
Nov 24	$14,899	$11,622	$16,554
Dec 24	$14,622	$11,432	$16,246

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	5.14%	3.29%	3.87%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 764,476,683
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 1,491,451
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000050722
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor A Shares
Trading Symbol	BLADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 4.88%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$9,833	$10,210	$10,057
Feb 15	$9,762	$10,114	$10,164
Mar 15	$9,791	$10,161	$10,149
Apr 15	$9,730	$10,124	$10,152
May 15	$9,681	$10,100	$10,175
Jun 15	$9,533	$9,990	$10,038
Jul 15	$9,573	$10,059	$10,150
Aug 15	$9,525	$10,045	$9,956
Sep 15	$9,546	$10,113	$9,929
Oct 15	$9,596	$10,114	$10,181
Nov 15	$9,556	$10,088	$10,172
Dec 15	$9,458	$10,055	$10,101
Jan 16	$9,548	$10,193	$10,047
Feb 16	$9,607	$10,266	$10,093
Mar 16	$9,829	$10,360	$10,364
Apr 16	$9,929	$10,400	$10,403
May 16	$9,919	$10,402	$10,461
Jun 16	$10,151	$10,589	$10,601
Jul 16	$10,294	$10,656	$10,765
Aug 16	$10,315	$10,644	$10,761
Sep 16	$10,284	$10,638	$10,757
Oct 16	$10,247	$10,556	$10,641
Nov 16	$10,232	$10,307	$10,583
Dec 16	$10,340	$10,321	$10,656
Jan 17	$10,385	$10,341	$10,731
Feb 17	$10,461	$10,411	$10,910
Mar 17	$10,464	$10,405	$10,910
Apr 17	$10,522	$10,486	$11,002
May 17	$10,578	$10,567	$11,108
Jun 17	$10,623	$10,556	$11,121
Jul 17	$10,702	$10,601	$11,223
Aug 17	$10,684	$10,696	$11,304
Sep 17	$10,751	$10,645	$11,336
Oct 17	$10,796	$10,652	$11,420
Nov 17	$10,789	$10,638	$11,515
Dec 17	$10,860	$10,687	$11,590
Jan 18	$10,928	$10,564	$11,696
Feb 18	$10,834	$10,464	$11,489
Mar 18	$10,816	$10,531	$11,453
Apr 18	$10,822	$10,452	$11,406
May 18	$10,825	$10,527	$11,546
Jun 18	$10,807	$10,514	$11,557
Jul 18	$10,928	$10,516	$11,688
Aug 18	$10,953	$10,584	$11,855
Sep 18	$10,990	$10,516	$11,822
Oct 18	$10,905	$10,433	$11,514
Nov 18	$10,857	$10,495	$11,632
Dec 18	$10,771	$10,688	$11,467
Jan 19	$11,004	$10,801	$11,828
Feb 19	$11,091	$10,795	$11,937
Mar 19	$11,178	$11,003	$12,167
Apr 19	$11,280	$11,005	$12,317
May 19	$11,265	$11,201	$12,235
Jun 19	$11,421	$11,341	$12,602
Jul 19	$11,462	$11,366	$12,675
Aug 19	$11,516	$11,661	$12,845
Sep 19	$11,558	$11,599	$12,869
Oct 19	$11,607	$11,634	$12,980
Nov 19	$11,672	$11,628	$13,117
Dec 19	$11,779	$11,620	$13,229
Jan 20	$11,834	$11,843	$13,406
Feb 20	$11,713	$12,056	$13,243
Mar 20	$10,875	$11,985	$12,698
Apr 20	$11,314	$12,198	$13,345
May 20	$11,559	$12,255	$13,579
Jun 20	$11,650	$12,332	$13,720
Jul 20	$11,899	$12,517	$14,095
Aug 20	$11,973	$12,416	$14,319
Sep 20	$11,910	$12,409	$14,151
Oct 20	$11,883	$12,353	$13,994
Nov 20	$12,271	$12,475	$14,549
Dec 20	$12,428	$12,492	$14,731
Jan 21	$12,408	$12,402	$14,613
Feb 21	$12,472	$12,223	$14,586
Mar 21	$12,536	$12,071	$14,650
Apr 21	$12,692	$12,166	$14,965
May 21	$12,768	$12,206	$15,031
Jun 21	$12,845	$12,291	$15,210
Jul 21	$12,900	$12,429	$15,438
Aug 21	$12,965	$12,405	$15,558
Sep 21	$12,883	$12,298	$15,247
Oct 21	$12,989	$12,294	$15,564
Nov 21	$12,882	$12,331	$15,564
Dec 21	$13,094	$12,299	$15,745
Jan 22	$12,844	$12,034	$15,263
Feb 22	$12,682	$11,900	$15,007
Mar 22	$12,648	$11,569	$14,882
Apr 22	$12,246	$11,130	$14,098
May 22	$12,186	$11,202	$14,169
Jun 22	$11,727	$11,026	$13,663
Jul 22	$12,192	$11,296	$14,274
Aug 22	$11,963	$10,977	$13,817
Sep 22	$11,382	$10,502	$13,018
Oct 22	$11,539	$10,366	$13,216
Nov 22	$11,982	$10,748	$13,778
Dec 22	$11,849	$10,699	$13,496
Jan 23	$12,375	$11,028	$14,041
Feb 23	$12,093	$10,743	$13,684
Mar 23	$12,329	$11,016	$14,078
Apr 23	$12,482	$11,083	$14,204
May 23	$12,291	$10,962	$14,114
Jun 23	$12,384	$10,923	$14,359
Jul 23	$12,496	$10,915	$14,490
Aug 23	$12,400	$10,846	$14,356
Sep 23	$12,140	$10,570	$13,895
Oct 23	$11,958	$10,403	$13,654
Nov 23	$12,564	$10,874	$14,461
Dec 23	$13,037	$11,291	$15,046
Jan 24	$13,080	$11,260	$15,093
Feb 24	$13,053	$11,101	$15,185
Mar 24	$13,236	$11,203	$15,430
Apr 24	$12,971	$10,920	$14,968
May 24	$13,183	$11,105	$15,368
Jun 24	$13,315	$11,210	$15,635
Jul 24	$13,620	$11,472	$15,948
Aug 24	$13,825	$11,637	$16,225
Sep 24	$14,002	$11,793	$16,481
Oct 24	$13,712	$11,500	$16,150
Nov 24	$13,935	$11,622	$16,554
Dec 24	$13,673	$11,432	$16,246

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	4.88%	3.03%	3.60%
Investor A Shares (with sales charge)...
	0.68	2.19	3.18
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 764,476,683
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 1,491,451
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000174022
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor C Shares
Trading Symbol	BMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$141	1.38%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor C Shares returned 4.11%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$10,236	$10,210	$10,057
Feb 15	$10,156	$10,114	$10,164
Mar 15	$10,180	$10,161	$10,149
Apr 15	$10,111	$10,124	$10,152
May 15	$10,053	$10,100	$10,175
Jun 15	$9,893	$9,990	$10,038
Jul 15	$9,929	$10,059	$10,150
Aug 15	$9,873	$10,045	$9,956
Sep 15	$9,889	$10,113	$9,929
Oct 15	$9,945	$10,114	$10,181
Nov 15	$9,886	$10,088	$10,172
Dec 15	$9,778	$10,055	$10,101
Jan 16	$9,865	$10,193	$10,047
Feb 16	$9,919	$10,266	$10,093
Mar 16	$10,142	$10,360	$10,364
Apr 16	$10,238	$10,400	$10,403
May 16	$10,220	$10,402	$10,461
Jun 16	$10,452	$10,589	$10,601
Jul 16	$10,592	$10,656	$10,765
Aug 16	$10,617	$10,644	$10,761
Sep 16	$10,568	$10,638	$10,757
Oct 16	$10,523	$10,556	$10,641
Nov 16	$10,511	$10,307	$10,583
Dec 16	$10,616	$10,321	$10,656
Jan 17	$10,655	$10,341	$10,731
Feb 17	$10,726	$10,411	$10,910
Mar 17	$10,723	$10,405	$10,910
Apr 17	$10,775	$10,486	$11,002
May 17	$10,825	$10,567	$11,108
Jun 17	$10,854	$10,556	$11,121
Jul 17	$10,938	$10,601	$11,223
Aug 17	$10,913	$10,696	$11,304
Sep 17	$10,975	$10,645	$11,336
Oct 17	$11,004	$10,652	$11,420
Nov 17	$11,000	$10,638	$11,515
Dec 17	$11,065	$10,687	$11,590
Jan 18	$11,128	$10,564	$11,696
Feb 18	$11,025	$10,464	$11,489
Mar 18	$10,988	$10,531	$11,453
Apr 18	$10,999	$10,452	$11,406
May 18	$10,995	$10,527	$11,546
Jun 18	$10,970	$10,514	$11,557
Jul 18	$11,074	$10,516	$11,688
Aug 18	$11,104	$10,584	$11,855
Sep 18	$11,134	$10,516	$11,822
Oct 18	$11,041	$10,433	$11,514
Nov 18	$10,986	$10,495	$11,632
Dec 18	$10,880	$10,688	$11,467
Jan 19	$11,120	$10,801	$11,828
Feb 19	$11,201	$10,795	$11,937
Mar 19	$11,281	$11,003	$12,167
Apr 19	$11,377	$11,005	$12,317
May 19	$11,355	$11,201	$12,235
Jun 19	$11,494	$11,341	$12,602
Jul 19	$11,539	$11,366	$12,675
Aug 19	$11,586	$11,661	$12,845
Sep 19	$11,622	$11,599	$12,869
Oct 19	$11,663	$11,634	$12,980
Nov 19	$11,722	$11,628	$13,117
Dec 19	$11,822	$11,620	$13,229
Jan 20	$11,858	$11,843	$13,406
Feb 20	$11,741	$12,056	$13,243
Mar 20	$10,883	$11,985	$12,698
Apr 20	$11,328	$12,198	$13,345
May 20	$11,565	$12,255	$13,579
Jun 20	$11,648	$12,332	$13,720
Jul 20	$11,890	$12,517	$14,095
Aug 20	$11,957	$12,416	$14,319
Sep 20	$11,886	$12,409	$14,151
Oct 20	$11,851	$12,353	$13,994
Nov 20	$12,231	$12,475	$14,549
Dec 20	$12,380	$12,492	$14,731
Jan 21	$12,352	$12,402	$14,613
Feb 21	$12,408	$12,223	$14,586
Mar 21	$12,465	$12,071	$14,650
Apr 21	$12,612	$12,166	$14,965
May 21	$12,680	$12,206	$15,031
Jun 21	$12,749	$12,291	$15,210
Jul 21	$12,796	$12,429	$15,438
Aug 21	$12,853	$12,405	$15,558
Sep 21	$12,751	$12,298	$15,247
Oct 21	$12,849	$12,294	$15,564
Nov 21	$12,747	$12,331	$15,564
Dec 21	$12,937	$12,299	$15,745
Jan 22	$12,695	$12,034	$15,263
Feb 22	$12,515	$11,900	$15,007
Mar 22	$12,473	$11,569	$14,882
Apr 22	$12,081	$11,130	$14,098
May 22	$12,001	$11,202	$14,169
Jun 22	$11,554	$11,026	$13,663
Jul 22	$11,991	$11,296	$14,274
Aug 22	$11,771	$10,977	$13,817
Sep 22	$11,179	$10,502	$13,018
Oct 22	$11,339	$10,366	$13,216
Nov 22	$11,766	$10,748	$13,778
Dec 22	$11,628	$10,699	$13,496
Jan 23	$12,123	$11,028	$14,041
Feb 23	$11,852	$10,743	$13,684
Mar 23	$12,076	$11,016	$14,078
Apr 23	$12,204	$11,083	$14,204
May 23	$12,023	$10,962	$14,114
Jun 23	$12,106	$10,923	$14,359
Jul 23	$12,208	$10,915	$14,490
Aug 23	$12,106	$10,846	$14,356
Sep 23	$11,845	$10,570	$13,895
Oct 23	$11,660	$10,403	$13,654
Nov 23	$12,243	$10,874	$14,461
Dec 23	$12,696	$11,291	$15,046
Jan 24	$12,729	$11,260	$15,093
Feb 24	$12,682	$11,101	$15,185
Mar 24	$12,852	$11,203	$15,430
Apr 24	$12,600	$10,920	$14,968
May 24	$12,799	$11,105	$15,368
Jun 24	$12,918	$11,210	$15,635
Jul 24	$13,206	$11,472	$15,948
Aug 24	$13,396	$11,637	$16,225
Sep 24	$13,559	$11,793	$16,481
Oct 24	$13,278	$11,500	$16,150
Nov 24	$13,494	$11,622	$16,554
Dec 24	$13,240	$11,432	$16,246

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	4.11%	2.26%	2.85%
Investor C Shares (with sales charge)...
	3.11	2.26	2.85
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 764,476,683
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 1,491,451
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000050720
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Class K Shares
Trading Symbol	BLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class K Shares returned 5.19%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$10,246	$10,210	$10,057
Feb 15	$10,175	$10,114	$10,164
Mar 15	$10,209	$10,161	$10,149
Apr 15	$10,149	$10,124	$10,152
May 15	$10,101	$10,100	$10,175
Jun 15	$9,951	$9,990	$10,038
Jul 15	$9,996	$10,059	$10,150
Aug 15	$9,951	$10,045	$9,956
Sep 15	$9,976	$10,113	$9,929
Oct 15	$10,042	$10,114	$10,181
Nov 15	$9,992	$10,088	$10,172
Dec 15	$9,893	$10,055	$10,101
Jan 16	$9,990	$10,193	$10,047
Feb 16	$10,055	$10,266	$10,093
Mar 16	$10,291	$10,360	$10,364
Apr 16	$10,398	$10,400	$10,403
May 16	$10,390	$10,402	$10,461
Jun 16	$10,636	$10,589	$10,601
Jul 16	$10,789	$10,656	$10,765
Aug 16	$10,826	$10,644	$10,761
Sep 16	$10,786	$10,638	$10,757
Oct 16	$10,749	$10,556	$10,641
Nov 16	$10,736	$10,307	$10,583
Dec 16	$10,852	$10,321	$10,656
Jan 17	$10,902	$10,341	$10,731
Feb 17	$10,996	$10,411	$10,910
Mar 17	$10,991	$10,405	$10,910
Apr 17	$11,054	$10,486	$11,002
May 17	$11,127	$10,567	$11,108
Jun 17	$11,166	$10,556	$11,121
Jul 17	$11,251	$10,601	$11,223
Aug 17	$11,235	$10,696	$11,304
Sep 17	$11,309	$10,645	$11,336
Oct 17	$11,360	$10,652	$11,420
Nov 17	$11,366	$10,638	$11,515
Dec 17	$11,443	$10,687	$11,590
Jan 18	$11,507	$10,564	$11,696
Feb 18	$11,411	$10,464	$11,489
Mar 18	$11,394	$10,531	$11,453
Apr 18	$11,415	$10,452	$11,406
May 18	$11,410	$10,527	$11,546
Jun 18	$11,406	$10,514	$11,557
Jul 18	$11,524	$10,516	$11,688
Aug 18	$11,554	$10,584	$11,855
Sep 18	$11,607	$10,516	$11,822
Oct 18	$11,509	$10,433	$11,514
Nov 18	$11,473	$10,495	$11,632
Dec 18	$11,374	$10,688	$11,467
Jan 19	$11,622	$10,801	$11,828
Feb 19	$11,729	$10,795	$11,937
Mar 19	$11,812	$11,003	$12,167
Apr 19	$11,934	$11,005	$12,317
May 19	$11,909	$11,201	$12,235
Jun 19	$12,077	$11,341	$12,602
Jul 19	$12,124	$11,366	$12,675
Aug 19	$12,183	$11,661	$12,845
Sep 19	$12,231	$11,599	$12,869
Oct 19	$12,286	$11,634	$12,980
Nov 19	$12,371	$11,628	$13,117
Dec 19	$12,486	$11,620	$13,229
Jan 20	$12,535	$11,843	$13,406
Feb 20	$12,422	$12,056	$13,243
Mar 20	$11,527	$11,985	$12,698
Apr 20	$11,995	$12,198	$13,345
May 20	$12,257	$12,255	$13,579
Jun 20	$12,369	$12,332	$13,720
Jul 20	$12,624	$12,517	$14,095
Aug 20	$12,705	$12,416	$14,319
Sep 20	$12,654	$12,409	$14,151
Oct 20	$12,616	$12,353	$13,994
Nov 20	$13,031	$12,475	$14,549
Dec 20	$13,201	$12,492	$14,731
Jan 21	$13,195	$12,402	$14,613
Feb 21	$13,266	$12,223	$14,586
Mar 21	$13,338	$12,071	$14,650
Apr 21	$13,506	$12,166	$14,965
May 21	$13,578	$12,206	$15,031
Jun 21	$13,676	$12,291	$15,210
Jul 21	$13,737	$12,429	$15,438
Aug 21	$13,810	$12,405	$15,558
Sep 21	$13,712	$12,298	$15,247
Oct 21	$13,842	$12,294	$15,564
Nov 21	$13,731	$12,331	$15,564
Dec 21	$13,947	$12,299	$15,745
Jan 22	$13,698	$12,034	$15,263
Feb 22	$13,516	$11,900	$15,007
Mar 22	$13,483	$11,569	$14,882
Apr 22	$13,072	$11,130	$14,098
May 22	$12,998	$11,202	$14,169
Jun 22	$12,513	$11,026	$13,663
Jul 22	$13,012	$11,296	$14,274
Aug 22	$12,771	$10,977	$13,817
Sep 22	$12,156	$10,502	$13,018
Oct 22	$12,327	$10,366	$13,216
Nov 22	$12,816	$10,748	$13,778
Dec 22	$12,678	$10,699	$13,496
Jan 23	$13,229	$11,028	$14,041
Feb 23	$12,931	$10,743	$13,684
Mar 23	$13,201	$11,016	$14,078
Apr 23	$13,353	$11,083	$14,204
May 23	$13,153	$10,962	$14,114
Jun 23	$13,255	$10,923	$14,359
Jul 23	$13,378	$10,915	$14,490
Aug 23	$13,294	$10,846	$14,356
Sep 23	$13,019	$10,570	$13,895
Oct 23	$12,814	$10,403	$13,654
Nov 23	$13,466	$10,874	$14,461
Dec 23	$13,990	$11,291	$15,046
Jan 24	$14,024	$11,260	$15,093
Feb 24	$13,999	$11,101	$15,185
Mar 24	$14,198	$11,203	$15,430
Apr 24	$13,918	$10,920	$14,968
May 24	$14,164	$11,105	$15,368
Jun 24	$14,294	$11,210	$15,635
Jul 24	$14,624	$11,472	$15,948
Aug 24	$14,848	$11,637	$16,225
Sep 24	$15,041	$11,793	$16,481
Oct 24	$14,750	$11,500	$16,150
Nov 24	$14,993	$11,622	$16,554
Dec 24	$14,716	$11,432	$16,246

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	5.19%	3.34%	3.94%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 764,476,683
Holdings Count | Holding	1,659
Advisory Fees Paid, Amount	$ 1,491,451
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.